Property, Plant and Equipment - Schedule of Other Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Successor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 5,712
Accumulated depreciation and amortization	(1,122)
Total other property and equipment, net	$ 4,590
Predecessor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment		$ 15,547
Accumulated depreciation and amortization		(10,090)
Total other property and equipment, net		5,457
Furniture and fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	7 years
Furniture and fixtures [Member] | Successor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 25
Furniture and fixtures [Member] | Predecessor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment		92
Software and Licenses [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	3 years
Software and Licenses [Member] | Successor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 888
Software and Licenses [Member] | Predecessor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment		8,612
Computers and other hardware [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	3 years
Computers and other hardware [Member] | Successor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 1
Computers and other hardware [Member] | Predecessor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment		11
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	5 years
Vehicles [Member] | Successor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 1,738
Vehicles [Member] | Predecessor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment		1,905
Machinery and equipment [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	5 years
Machinery and equipment [Member] | Successor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 112
Machinery and equipment [Member] | Predecessor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment		225
Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	6 years
Leasehold improvements [Member] | Successor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 31
Leasehold improvements [Member] | Predecessor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment		443
Compressors [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment, Useful Life	5 years
Compressors [Member] | Successor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment	$ 2,917
Compressors [Member] | Predecessor [Member]
Property, Plant, and Equipment [Line Items]
Total other property and equipment		$ 4,259